Earnings Per Common Share (Details) - shares			12 Months Ended
	Dec. 14, 2015	Dec. 11, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			724,918	836,405	773,436
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			110,265	227,330
TRAYPORT [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares		12,600,000
Interactive Data [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares	32,300,000